Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2025		Dec. 31, 2024
General and administrative expenses	$ 659	$ 37,269
Loss from operations	(659)	(37,269)
Other income:
Net loss	$ (659)	$ (37,269)
Basic and diluted weighted average shares outstanding, redeemable ordinary shares (in shares)	100	100
Basic and diluted net income per share, redeemable ordinary shares (in dollars per share)	$ (6.59)	$ (372.69)
Diluted weighted average shares outstanding, non-redeemable ordinary shares (in shares)	100	100
Diluted net income (loss) per share, non-redeemable ordinary shares (in dollars per share)	$ (6.59)	$ (372.69)
Archimedes Tech SPAC Partners II Co
General and administrative expenses		$ 448,673	$ 157,451	$ 78,700		$ 785,975
Loss from operations		(448,673)	(157,451)	(78,700)		(785,975)
Other income:
Interest earned on cash in bank account		2,141,962	1,305,884			8,710,969
Total other income		2,153,476	1,316,674	0		8,772,713
Net loss		$ 1,704,803	$ 1,159,223	$ (78,700)	[1]	$ 7,986,738
Redeemable Ordinary Shares [Member] | Archimedes Tech SPAC Partners II Co
Other income:
Basic and diluted weighted average shares outstanding, redeemable ordinary shares (in shares)		23,000,000	12,146,067	0		20,290,411
Basic and diluted net income per share, redeemable ordinary shares (in dollars per share)		$ 0.06	$ 0.06	$ 0		$ 0.3
Diluted weighted average shares outstanding, non-redeemable ordinary shares (in shares)		23,000,000	12,146,067			20,290,411
Diluted net income (loss) per share, non-redeemable ordinary shares (in dollars per share)		$ 0.06	$ 0.06			$ 0.3
Non-redeemable Ordinary Shares [Member] | Archimedes Tech SPAC Partners II Co
Other income:
Basic and diluted weighted average shares outstanding, redeemable ordinary shares (in shares)		6,590,000	5,839,663	5,000,000	[2]	6,402,685	[2]	5,000,000
Basic and diluted net income per share, redeemable ordinary shares (in dollars per share)		$ 0.06	$ 0.06	$ (0.02)		$ 0.3		$ (0.02)
Diluted weighted average shares outstanding, non-redeemable ordinary shares (in shares)		6,590,000	6,193,596	5,000,000	[2]	6,488,986	[2]	5,000,000
Diluted net income (loss) per share, non-redeemable ordinary shares (in dollars per share)		$ 0.06	$ 0.06	$ (0.02)		$ 0.3		$ (0.02)
Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co
Other income:
Interest earned on cash in bank account		$ 11,514	$ 10,790	$ 0		$ 61,744
Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co
Other income:
Interest earned on cash in bank account		$ 2,141,962	$ 1,305,884	$ 0		$ 8,710,969

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.
[2]	Prior to the Company’s Initial Public Offering, the ordinary shares excluded an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.